Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Fee income from insurance contracts	$ 968	$ 894
Distribution fees	829	867
Fund management and other asset-based fees	3,444	3,423
Administrative service and other fees	725	658
Total fee income	$ 5,966	$ 5,842